Exhibit 99.3 Schedule 2

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
132661	D	A	A	A	A	A	D	A	Closed	FPRO1244	2022-07-19 20:11	2022-07-22 09:52	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-desk review provided with value $xxx or 0 % variance .finding resolved - Due Diligence Vendor-07/22/2022
Ready for Review-xxx valuation process - to order product.  - Seller-07/21/2022
Open-CDA not provided and CDA needed. Order placed for third party product. - Due Diligence Vendor-07/20/2022	Ready for Review-xxx valuation process - to order product. - Seller-07/21/2022	Resolved-desk review provided with value $xxx or 0 % variance .finding resolved - Due Diligence Vendor-07/22/2022	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of xxx By Twenty (20) or More Points
																									Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments			ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	N/A	N/A	xxx